Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent eventsThe Company has evaluated subsequent events from the balance sheet date through to the date at which the financial statements were available to be issued. The Company has determined that there are no items to disclose.